Segment Information (Net Sales By Geographic Area) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 3,808.7	$ 3,705.4	$ 3,745.3
SBH And SB/RH [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,808.7	3,705.4	3,745.3
SBH And SB/RH [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,627.2	2,543.2	2,523.3
SBH And SB/RH [Member] | Europe/MEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	669.4	653.2	703.6
SBH And SB/RH [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	212.1	207.5	232.3
SBH And SB/RH [Member] | North America - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	173.9	174.4	164.7
SBH And SB/RH [Member] | Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 126.1	$ 127.1	$ 121.4